Segmented Information	12 Months Ended
Mar. 31, 2021
Disclosure of operating segments [Abstract]
Segmented Information [Text Block]

27. Segmented Information

The Company operates in one segment, the mining and sale of digital currencies. External revenues are attributed by geographical location, based on the country from which services are provided.

March 31, 2021	Canada		Sweden			Iceland		Switzerland		Norway		Bermuda	Total
Income from digital currency mining	$22,602,105	$		-	$		-	$624,475	$		-	$43,471,344	$66,697,924

March 31, 2020	Canada		Sweden			Iceland		Switzerland		Norway		Total
Income from digital currency mining	$24,869,473	$		-	$		-	$4,350,370	$		-	$29,219,843

The Company's non-current tangible assets are located in the following jurisdictions:

March 31, 2021	Canada	Sweden	Iceland	Switzerland		Norway		Bermuda	Total
Data centre equipment	$5,519,758	$12,849,969	$3,229,076	$-	$		-	$-	$21,598,803
ROU Asset	1,928,889	1,049,395	-	-			-	-	2,978,284
	$7,448,647	$13,899,364	$3,229,076	$-	$		-	$-	$24,577,087

March 31, 2020	Canada	Sweden	Iceland	Switzerland		Norway		Total
Data centre equipment	$-	$5,712,764	$702,936	$-	$		-	$6,415,700
ROU Asset	-	2,240,274	-	-			-	2,240,274
	$-	$7,953,038	$702,936	$-	$		-	$8,655,974